LVIP JPMorgan Small Cap Core Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.18%
Aerospace & Defense–1.17%
†Archer Aviation, Inc. Class A	22,221	$157,991
Moog, Inc. Class A	4,807	833,294
Park Aerospace Corp.	4,232	56,920
†Rocket Lab USA, Inc.	14,473	258,777
†Standardaero, Inc.	6,784	180,726
†V2X, Inc.	13,561	665,167
		2,152,875
Air Freight & Logistics–0.07%
†Radiant Logistics, Inc.	20,070	123,431
		123,431
Automobile Components–1.34%
†Adient PLC	23,718	305,013
Dana, Inc.	24,285	323,719
†Dorman Products, Inc.	2,927	352,820
†Goodyear Tire & Rubber Co.	29,761	274,992
†Modine Manufacturing Co.	10,633	816,083
Phinia, Inc.	9,348	396,636
		2,469,263
Banks–10.35%
Amalgamated Financial Corp.	3,505	100,769
Amerant Bancorp, Inc.	1,766	36,450
Ameris Bancorp	12,648	728,145
Associated Banc-Corp.	3,856	86,876
Atlantic Union Bankshares Corp.	2,444	76,106
†Axos Financial, Inc.	6,562	423,380
Banc of California, Inc.	27,566	391,162
†Bancorp, Inc.	5,419	286,340
Bank of NT Butterfield & Son Ltd.	25,221	981,601
BankUnited, Inc.	4,912	169,169
Banner Corp.	2,550	162,613
BayCom Corp.	760	19,129
†Bridgewater Bancshares, Inc.	1,208	16,779
Brookline Bancorp, Inc.	6,522	71,090
Business First Bancshares, Inc.	9,505	231,447
Byline Bancorp, Inc.	8,917	233,269
Cadence Bank	4,374	132,795
Capital City Bank Group, Inc.	1,153	41,462
Capitol Federal Financial, Inc.	7,057	39,519
Central Pacific Financial Corp.	3,047	82,391
CNB Financial Corp.	5,818	129,451
Community Financial System, Inc.	2,074	117,928
ConnectOne Bancorp, Inc.	20,346	494,611
†Customers Bancorp, Inc.	12,159	610,382
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Dime Community Bancshares, Inc.	2,509	$69,951
Eastern Bankshares, Inc.	41,660	683,224
Enterprise Financial Services Corp.	11,949	642,139
Equity Bancshares, Inc. Class A	9,552	376,349
FB Financial Corp.	2,326	107,833
Financial Institutions, Inc.	11,541	288,063
First BanCorp	26,540	508,772
First Bancshares, Inc.	8,502	287,453
First Financial Corp.	3,755	183,920
First Interstate BancSystem, Inc. Class A	1,873	53,661
First Merchants Corp.	11,262	455,435
First Mid Bancshares, Inc.	5,526	192,857
Hancock Whitney Corp.	5,740	301,063
Hanmi Financial Corp.	14,889	337,385
HBT Financial, Inc.	876	19,631
Heritage Commerce Corp.	40,190	382,609
Hilltop Holdings, Inc.	8,608	262,114
Home BancShares, Inc.	2,805	79,297
HomeTrust Bancshares, Inc.	1,184	40,588
Hope Bancorp, Inc.	12,905	135,115
Independent Bank Corp.	2,824	176,924
Mercantile Bank Corp.	752	32,667
†Metropolitan Bank Holding Corp.	4,002	224,072
Mid Penn Bancorp, Inc.	764	19,795
MidWestOne Financial Group, Inc.	1,202	35,591
OceanFirst Financial Corp.	29,367	499,533
OFG Bancorp	10,425	417,208
Old National Bancorp	38,324	812,086
Old Second Bancorp, Inc.	22,905	381,139
Origin Bancorp, Inc.	4,516	156,570
Pathward Financial, Inc.	13,315	971,329
Peapack-Gladstone Financial Corp.	2,528	71,795
Pinnacle Financial Partners, Inc.	688	72,956
Preferred Bank	2,792	233,579
QCR Holdings, Inc.	7,892	562,857
Seacoast Banking Corp. of Florida	5,951	153,119
SmartFinancial, Inc.	1,273	39,565
South Plains Financial, Inc.	8,824	292,251
Southern Missouri Bancorp, Inc.	1,581	82,244
Southside Bancshares, Inc.	4,305	124,673
SouthState Corp.	1,513	140,437
†Texas Capital Bancshares, Inc.	3,316	247,705
Towne Bank	7,601	259,878
TriCo Bancshares	4,251	169,912
LVIP JPMorgan Small Cap Core Fund–1

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Trustmark Corp.	1,592	$54,908
UMB Financial Corp.	4,212	425,833
United Bankshares, Inc.	3,360	116,491
United Community Banks, Inc.	2,770	77,920
Unity Bancorp, Inc.	2,735	111,315
Univest Financial Corp.	2,025	57,429
Veritex Holdings, Inc.	10,166	253,845
WaFd, Inc.	2,792	79,795
WesBanco, Inc.	5,373	166,348
Wintrust Financial Corp.	3,092	347,726
WSFS Financial Corp.	2,002	103,844
		19,043,662
Beverages–0.19%
Primo Brands Corp. Class A	2,267	80,456
†Vita Coco Co., Inc.	8,725	267,421
		347,877
Biotechnology–8.16%
†ACADIA Pharmaceuticals, Inc.	17,662	293,366
†Akero Therapeutics, Inc.	17,103	692,329
†Alkermes PLC	25,176	831,312
†Allogene Therapeutics, Inc.	137,536	200,803
†Amicus Therapeutics, Inc.	54,130	441,701
†Annexon, Inc.	112,927	217,949
†Arcutis Biotherapeutics, Inc.	39,629	619,798
†Arrowhead Pharmaceuticals, Inc.	5,694	72,542
†Beam Therapeutics, Inc.	18,821	367,574
†Biohaven Ltd.	8,120	195,205
†Blueprint Medicines Corp.	3,030	268,185
†Bridgebio Pharma, Inc.	3,179	109,898
†Cartesian Therapeutics, Inc.	15,643	206,175
†Catalyst Pharmaceuticals, Inc.	13,661	331,279
†Celldex Therapeutics, Inc.	5,068	91,984
†Crinetics Pharmaceuticals, Inc.	14,732	494,111
†Dynavax Technologies Corp.	14,317	185,692
†Fate Therapeutics, Inc.	243,471	192,366
†Halozyme Therapeutics, Inc.	17,717	1,130,522
†Immunome, Inc.	48,313	325,147
†Insmed, Inc.	9,845	751,075
†Intellia Therapeutics, Inc.	5,768	41,010
†iTeos Therapeutics, Inc.	44,290	264,411
†Janux Therapeutics, Inc.	8,577	231,579
†Kura Oncology, Inc.	23,647	156,070
†Mirum Pharmaceuticals, Inc.	15,898	716,205
†Neurogene, Inc.	6,668	78,082
†Nkarta, Inc.	96,253	177,106
†Olema Pharmaceuticals, Inc.	10,645	40,025
†Ovid therapeutics, Inc.	95,737	29,860
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Protagonist Therapeutics, Inc.	22,139	$1,070,642
†Prothena Corp. PLC	6,090	75,364
†PTC Therapeutics, Inc.	5,541	282,369
†Recursion Pharmaceuticals, Inc. Class A	35,719	188,954
†Relay Therapeutics, Inc.	48,626	127,400
†Replimune Group, Inc.	14,551	141,872
†Revolution Medicines, Inc.	19,829	701,153
†Sera Prognostics, Inc. Class A	58,435	215,041
†Summit Therapeutics, Inc.	31,546	608,522
†Syndax Pharmaceuticals, Inc.	17,056	209,533
†Taysha Gene Therapies, Inc.	73,958	102,802
†Travere Therapeutics, Inc.	20,597	369,098
†Twist Bioscience Corp.	1,570	61,638
†Tyra Biosciences, Inc.	5,947	55,307
†Vaxcyte, Inc.	14,874	561,642
†Viking Therapeutics, Inc.	18,790	453,779
†Xencor, Inc.	4,670	49,689
		15,028,166
Building Products–1.39%
Apogee Enterprises, Inc.	2,692	124,720
†Gibraltar Industries, Inc.	2,263	132,748
Griffon Corp.	14,745	1,054,268
†Resideo Technologies, Inc.	10,164	179,903
Simpson Manufacturing Co., Inc.	751	117,967
UFP Industries, Inc.	8,908	953,512
		2,563,118
Capital Markets–1.39%
Acadian Asset Management, Inc.	9,525	246,317
BGC Group, Inc. Class A	46,296	424,534
Cohen & Steers, Inc.	2,083	167,161
†Donnelley Financial Solutions, Inc.	8,219	359,252
Piper Sandler Cos.	616	152,559
†StoneX Group, Inc.	8,829	674,359
Victory Capital Holdings, Inc. Class A	1,440	83,333
Virtus Investment Partners, Inc.	2,620	451,583
		2,559,098
Chemicals–1.88%
Avient Corp.	8,686	322,772
Balchem Corp.	6,048	1,003,968
Cabot Corp.	6,230	517,962
†Ecovyst, Inc.	3,762	23,324
Hawkins, Inc.	2,174	230,270
HB Fuller Co.	5,981	335,654
LVIP JPMorgan Small Cap Core Fund–2

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Innospec, Inc.	3,896	$369,146
Orion SA	20,065	259,441
†Perimeter Solutions, Inc.	33,254	334,868
Tronox Holdings PLC	9,735	68,534
		3,465,939
Commercial Services & Supplies–1.77%
ABM Industries, Inc.	25,910	1,227,098
†ACV Auctions, Inc. Class A	40,628	572,448
Brink's Co.	4,324	372,556
†GEO Group, Inc.	8,175	238,792
MillerKnoll, Inc.	17,221	329,610
Tetra Tech, Inc.	17,870	522,697
		3,263,201
Communications Equipment–0.85%
†ADTRAN Holdings, Inc.	29,611	258,208
†Clearfield, Inc.	17,083	507,707
†CommScope Holding Co., Inc.	28,886	153,385
†Extreme Networks, Inc.	11,734	155,241
†NETGEAR, Inc.	6,786	165,985
†Viasat, Inc.	30,218	314,871
		1,555,397
Construction & Engineering–2.97%
†API Group Corp.	27,421	980,575
Arcosa, Inc.	8,289	639,248
†Construction Partners, Inc. Class A	5,408	388,673
†Dycom Industries, Inc.	4,362	664,507
†Fluor Corp.	18,554	664,604
Granite Construction, Inc.	2,779	209,537
†IES Holdings, Inc.	1,753	289,438
†MYR Group, Inc.	7,258	820,807
†Northwest Pipe Co.	1,928	79,626
Primoris Services Corp.	2,778	159,485
†Sterling Infrastructure, Inc.	5,051	571,824
		5,468,324
Construction Materials–0.07%
†Knife River Corp.	1,483	133,781
		133,781
Consumer Finance–0.79%
Bread Financial Holdings, Inc.	3,552	177,884
†Enova International, Inc.	7,670	740,615
Navient Corp.	12,226	154,415
†Upstart Holdings, Inc.	8,339	383,844
		1,456,758
Consumer Staples Distribution & Retail–0.88%
Andersons, Inc.	5,527	237,274
†Chefs' Warehouse, Inc.	4,975	270,938
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†Sprouts Farmers Market, Inc.	5,236	$799,223
Weis Markets, Inc.	4,071	313,671
		1,621,106
Containers & Packaging–0.13%
Greif, Inc. Class A	1,693	93,098
†O-I Glass, Inc.	12,529	143,708
		236,806
Distributors–0.12%
†GigaCloud Technology, Inc. Class A	15,437	219,205
		219,205
Diversified Consumer Services–1.42%
†Adtalem Global Education, Inc.	2,567	258,343
†Coursera, Inc.	58,061	386,686
†Duolingo, Inc.	1,091	338,799
†KinderCare Learning Cos., Inc.	28,751	333,224
†Laureate Education, Inc.	35,030	716,364
†Mister Car Wash, Inc.	25,296	199,585
OneSpaWorld Holdings Ltd.	23,176	389,125
		2,622,126
Diversified REITs–0.91%
Alexander & Baldwin, Inc.	16,053	276,593
American Assets Trust, Inc.	7,453	150,103
Armada Hoffler Properties, Inc.	3,057	22,958
Broadstone Net Lease, Inc.	26,629	453,758
Empire State Realty Trust, Inc. Class A	23,534	184,036
Essential Properties Realty Trust, Inc.	17,965	586,378
		1,673,826
Diversified Telecommunication Services–0.44%
†AST SpaceMobile, Inc.	5,969	135,735
†Globalstar, Inc.	3,448	71,925
Iridium Communications, Inc.	2,748	75,076
†Liberty Latin America Ltd. Class C	60,419	375,202
†Lumen Technologies, Inc.	40,801	159,940
		817,878
Electric Utilities–0.80%
IDACORP, Inc.	4,998	580,868
Portland General Electric Co.	16,714	745,444
TXNM Energy, Inc.	2,555	136,641
		1,462,953
LVIP JPMorgan Small Cap Core Fund–3

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–1.16%
Atkore, Inc.	7,231	$433,788
†Bloom Energy Corp. Class A	6,017	118,294
EnerSys	10,805	989,522
†Fluence Energy, Inc.	9,732	47,200
†NEXTracker, Inc. Class A	3,380	142,433
†Sunrun, Inc.	14,939	87,543
†Thermon Group Holdings, Inc.	11,281	314,176
		2,132,956
Electronic Equipment, Instruments & Components–2.56%
†Arlo Technologies, Inc.	59,277	585,064
Bel Fuse, Inc. Class A	5,062	364,768
†Insight Enterprises, Inc.	1,468	220,185
†Knowles Corp.	24,388	370,698
PC Connection, Inc.	11,216	700,103
†Plexus Corp.	5,925	759,170
Richardson Electronics Ltd.	11,652	130,036
†Sanmina Corp.	17,509	1,333,836
†ScanSource, Inc.	7,292	248,001
		4,711,861
Energy Equipment & Services–1.64%
Archrock, Inc.	7,811	204,961
Cactus, Inc. Class A	1,486	68,103
†Expro Group Holdings NV	2,216	22,027
Helmerich & Payne, Inc.	1,490	38,919
Liberty Energy, Inc.	52,292	827,782
Noble Corp. PLC	11,389	269,919
†Oceaneering International, Inc.	16,437	358,491
Patterson-UTI Energy, Inc.	37,527	308,472
†ProPetro Holding Corp.	16,493	121,224
Select Water Solutions, Inc.	26,336	276,528
†Valaris Ltd.	8,592	337,322
Weatherford International PLC	3,530	189,031
		3,022,779
Entertainment–0.18%
Cinemark Holdings, Inc.	4,939	122,932
†IMAX Corp.	3,380	89,063
†Lions Gate Entertainment Corp. Class A	13,739	121,590
		333,585
Financial Services–4.39%
†Acacia Research Corp.	55,371	177,187
Banco Latinoamericano de Comercio Exterior SA	12,554	459,476
Burford Capital Ltd.	33,896	447,766
Enact Holdings, Inc.	23,742	825,034
Essent Group Ltd.	9,425	544,011
EVERTEC, Inc.	12,089	444,513
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
HA Sustainable Infrastructure Capital, Inc.	17,469	$510,794
Jackson Financial, Inc. Class A	7,829	655,914
†Marqeta, Inc. Class A	279,020	1,149,562
Merchants Bancorp	9,220	341,140
†Mr. Cooper Group, Inc.	10,832	1,295,507
†NMI Holdings, Inc. Class A	13,630	491,362
PennyMac Financial Services, Inc.	2,869	287,216
Radian Group, Inc.	13,762	455,109
		8,084,591
Food Products–1.54%
Cal-Maine Foods, Inc.	4,591	417,322
Dole PLC	52,772	762,556
Fresh Del Monte Produce, Inc.	5,681	175,145
Lancaster Colony Corp.	3,004	525,700
†Simply Good Foods Co.	14,625	504,416
Utz Brands, Inc.	13,478	189,770
†Vital Farms, Inc.	8,416	256,436
		2,831,345
Gas Utilities–0.98%
Chesapeake Utilities Corp.	3,136	402,757
New Jersey Resources Corp.	5,468	268,260
Northwest Natural Holding Co.	4,174	178,313
ONE Gas, Inc.	12,533	947,369
		1,796,699
Ground Transportation–0.12%
ArcBest Corp.	3,010	212,446
		212,446
Health Care Equipment & Supplies–4.14%
†AtriCure, Inc.	14,515	468,254
†Axogen, Inc.	18,469	341,677
†Glaukos Corp.	6,681	657,544
†Inmode Ltd.	7,893	140,022
†Inogen, Inc.	30,260	215,754
†Integra LifeSciences Holdings Corp.	17,468	384,121
†iRhythm Technologies, Inc.	12,669	1,326,191
†Lantheus Holdings, Inc.	5,530	539,728
†OraSure Technologies, Inc.	107,355	361,786
†PROCEPT BioRobotics Corp.	11,534	671,971
†Pulmonx Corp.	43,391	292,021
†SI-BONE, Inc.	9,394	131,798
†Sight Sciences, Inc.	3,655	8,772
†TransMedics Group, Inc.	8,173	549,879
LVIP JPMorgan Small Cap Core Fund–4

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Treace Medical Concepts, Inc.	124,873	$1,047,684
†Varex Imaging Corp.	41,496	481,354
		7,618,556
Health Care Providers & Services–2.21%
†Addus HomeCare Corp.	1,032	102,055
†agilon health, Inc.	59,005	255,492
†Brookdale Senior Living, Inc.	46,766	292,755
Concentra Group Holdings Parent, Inc.	16,076	348,849
†CorVel Corp.	2,589	289,890
†Enhabit, Inc.	42,957	377,592
Ensign Group, Inc.	5,535	716,229
National HealthCare Corp.	1,654	153,491
†NeoGenomics, Inc.	9,139	86,729
†OPKO Health, Inc.	71,358	118,454
†Option Care Health, Inc.	18,563	648,777
†Progyny, Inc.	26,905	601,058
†Surgery Partners, Inc.	3,529	83,814
		4,075,185
Health Care REITs–0.71%
American Healthcare REIT, Inc.	1,836	55,631
CareTrust REIT, Inc.	20,679	591,006
Community Healthcare Trust, Inc.	3,201	58,130
Sabra Health Care REIT, Inc.	34,131	596,268
		1,301,035
Health Care Technology–0.35%
†Health Catalyst, Inc.	53,587	242,749
†Teladoc Health, Inc.	50,633	403,039
		645,788
Hotel & Resort REITs–1.28%
Apple Hospitality REIT, Inc.	21,674	279,811
Chatham Lodging Trust	38,145	271,974
DiamondRock Hospitality Co.	37,377	288,550
RLJ Lodging Trust	21,244	167,615
Ryman Hospitality Properties, Inc.	10,920	998,525
Xenia Hotels & Resorts, Inc.	29,331	344,933
		2,351,408
Hotels, Restaurants & Leisure–2.38%
†Accel Entertainment, Inc.	31,412	311,607
†Biglari Holdings, Inc. Class B	1,149	248,804
†BJ's Restaurants, Inc.	5,151	176,473
†Brinker International, Inc.	1,939	289,008
†El Pollo Loco Holdings, Inc.	16,583	170,805
†Hilton Grand Vacations, Inc.	12,516	468,224
International Game Technology PLC	18,398	299,151
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Kura Sushi USA, Inc. Class A	5,657	$289,638
†Life Time Group Holdings, Inc.	13,769	415,824
Monarch Casino & Resort, Inc.	7,806	606,916
†Portillo's, Inc. Class A	22,677	269,630
†Shake Shack, Inc. Class A	4,735	417,485
†United Parks & Resorts, Inc.	9,149	415,914
		4,379,479
Household Durables–1.89%
†Cavco Industries, Inc.	968	503,002
Century Communities, Inc.	2,741	183,921
†Champion Homes, Inc.	6,536	619,351
†Green Brick Partners, Inc.	4,308	251,199
†Helen of Troy Ltd.	6,652	355,816
KB Home	5,891	342,385
†M/I Homes, Inc.	2,061	235,325
Meritage Homes Corp.	4,335	307,265
†Taylor Morrison Home Corp.	6,693	401,848
†Tri Pointe Homes, Inc.	8,884	283,577
		3,483,689
Household Products–0.14%
†Central Garden & Pet Co. Class A	7,918	259,156
		259,156
Independent Power and Renewable Electricity Producers–0.20%
Clearway Energy, Inc. Class A	12,446	370,482
		370,482
Industrial REITs–0.39%
First Industrial Realty Trust, Inc.	2,368	127,777
LXP Industrial Trust	42,459	367,270
Plymouth Industrial REIT, Inc.	14,088	229,635
		724,682
Insurance–1.06%
CNO Financial Group, Inc.	15,165	631,622
†Genworth Financial, Inc. Class A	16,108	114,206
†Hamilton Insurance Group Ltd. Class B	5,303	109,931
†Oscar Health, Inc. Class A	24,592	322,401
†Palomar Holdings, Inc.	1,062	145,579
RLI Corp.	4,386	352,327
Selective Insurance Group, Inc.	2,016	184,545
†Skyward Specialty Insurance Group, Inc.	1,530	80,968
		1,941,579
LVIP JPMorgan Small Cap Core Fund–5

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–0.77%
†Cargurus, Inc.	16,342	$476,042
†QuinStreet, Inc.	7,632	136,155
Shutterstock, Inc.	3,798	70,757
†Yelp, Inc.	19,777	732,342
		1,415,296
IT Services–0.52%
†ASGN, Inc.	9,008	567,684
Hackett Group, Inc.	8,964	261,928
†Unisys Corp.	28,363	130,186
		959,798
Leisure Products–0.28%
†Peloton Interactive, Inc. Class A	80,294	507,458
		507,458
Life Sciences Tools & Services–0.33%
†Adaptive Biotechnologies Corp.	63,197	469,554
†CryoPort, Inc.	19,226	116,894
†OmniAb, Inc.	11,904	28,569
		615,017
Machinery–2.59%
†Blue Bird Corp.	6,418	207,751
Greenbrier Cos., Inc.	580	29,707
Kadant, Inc.	1,536	517,494
Kennametal, Inc.	10,411	221,754
Mueller Industries, Inc.	19,307	1,470,035
Mueller Water Products, Inc. Class A	28,029	712,497
Terex Corp.	11,687	441,535
†Titan International, Inc.	23,759	199,338
Watts Water Technologies, Inc. Class A	4,716	961,687
		4,761,798
Marine Transportation–0.33%
Matson, Inc.	4,177	535,366
Safe Bulkers, Inc.	17,051	62,918
		598,284
Media–1.13%
†AMC Networks, Inc. Class A	2,563	17,633
†EchoStar Corp. Class A	4,623	118,256
Gray Media, Inc.	9,273	40,059
John Wiley & Sons, Inc. Class A	8,064	359,332
†Magnite, Inc.	39,225	447,557
†PubMatic, Inc. Class A	30,771	281,247
Scholastic Corp.	8,118	153,268
†Stagwell, Inc.	45,409	274,725
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†TechTarget, Inc.	14,576	$215,871
†Thryv Holdings, Inc.	13,271	170,002
		2,077,950
Metals & Mining–1.26%
†Alpha Metallurgical Resources, Inc.	713	89,303
†ATI, Inc.	2,066	107,494
Carpenter Technology Corp.	1,081	195,856
†Coeur Mining, Inc.	13,261	78,505
Commercial Metals Co.	23,197	1,067,294
†Constellium SE	15,035	151,703
Hecla Mining Co.	46,456	258,295
Olympic Steel, Inc.	1,842	58,060
SunCoke Energy, Inc.	5,215	47,978
Warrior Met Coal, Inc.	5,666	270,382
		2,324,870
Mortgage Real Estate Investment Trusts (REITs)–0.70%
BrightSpire Capital, Inc.	39,032	217,018
KKR Real Estate Finance Trust, Inc.	3,351	36,191
Ladder Capital Corp.	72,537	827,647
MFA Financial, Inc.	7,496	76,909
TPG RE Finance Trust, Inc.	15,287	124,589
		1,282,354
Multi-Utilities–0.49%
Avista Corp.	1,638	68,583
Black Hills Corp.	2,199	133,370
Unitil Corp.	12,222	705,087
		907,040
Office REITs–0.85%
City Office REIT, Inc.	6,988	36,268
COPT Defense Properties	35,743	974,711
Piedmont Office Realty Trust, Inc. Class A	33,979	250,425
SL Green Realty Corp.	5,091	293,751
		1,555,155
Oil, Gas & Consumable Fuels–3.32%
California Resources Corp.	1,764	77,563
Chord Energy Corp.	1,945	219,240
†CNX Resources Corp.	6,130	192,972
Core Natural Resources, Inc.	3,391	261,446
CVR Energy, Inc.	5,107	99,076
Delek U.S. Holdings, Inc.	4,069	61,320
†Gulfport Energy Corp.	2,790	513,751
International Seaways, Inc.	9,089	301,755
Magnolia Oil & Gas Corp. Class A	12,253	309,511
Matador Resources Co.	10,415	532,102
Murphy Oil Corp.	16,501	468,628
Ovintiv, Inc.	9,442	404,118
LVIP JPMorgan Small Cap Core Fund–6

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc. Class A	5,913	$112,879
Peabody Energy Corp.	13,607	184,375
Permian Resources Corp.	34,023	471,219
Scorpio Tankers, Inc.	626	23,525
SM Energy Co.	21,680	649,316
Teekay Corp. Ltd.	27,034	177,613
Teekay Tankers Ltd. Class A	13,056	499,653
†Uranium Energy Corp.	58,326	278,798
World Kinect Corp.	9,669	274,213
		6,113,073
Passenger Airlines–0.15%
†Blade Air Mobility, Inc.	19,286	52,651
†SkyWest, Inc.	1,443	126,075
†Sun Country Airlines Holdings, Inc.	7,856	96,786
		275,512
Personal Care Products–0.29%
†BellRing Brands, Inc.	1,046	77,885
Edgewell Personal Care Co.	5,321	166,069
†Nature's Sunshine Products, Inc.	7,126	89,431
†Oddity Tech Ltd. Class A	4,512	195,189
		528,574
Pharmaceuticals–1.00%
†ANI Pharmaceuticals, Inc.	1,922	128,678
†Arvinas, Inc.	15,752	110,579
†Atea Pharmaceuticals, Inc.	23,075	68,994
†Corcept Therapeutics, Inc.	5,853	668,530
†Evolus, Inc.	57,119	687,142
†Ventyx Biosciences, Inc.	56,668	65,168
†WaVe Life Sciences Ltd.	12,961	104,725
		1,833,816
Professional Services–3.04%
Barrett Business Services, Inc.	10,761	442,815
†CBIZ, Inc.	5,925	449,471
†Conduent, Inc.	67,792	183,038
CSG Systems International, Inc.	9,712	587,285
†ExlService Holdings, Inc.	6,991	330,045
Heidrick & Struggles International, Inc.	2,345	100,436
†IBEX Holdings Ltd.	40,077	975,875
Insperity, Inc.	4,308	384,403
KBR, Inc.	7,374	367,299
Kforce, Inc.	7,117	347,950
Korn Ferry	6,972	472,911
†Legalzoom.com, Inc.	21,605	186,019
†Planet Labs PBC	13,783	46,587
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Upwork, Inc.	7,983	$104,178
†WNS Holdings Ltd.	10,156	624,492
		5,602,804
Real Estate Management & Development–0.21%
†Cushman & Wakefield PLC	7,538	77,038
Newmark Group, Inc. Class A	8,915	108,496
†Real Brokerage, Inc.	47,361	192,286
		377,820
Residential REITs–0.30%
Independence Realty Trust, Inc.	18,780	398,699
UMH Properties, Inc.	3,827	71,565
Veris Residential, Inc.	4,628	78,306
		548,570
Retail REITs–1.38%
Agree Realty Corp.	1,534	118,409
Curbline Properties Corp.	10,787	260,938
InvenTrust Properties Corp.	12,319	361,809
Kimco Realty Corp.	2,801	59,493
Kite Realty Group Trust	14,851	332,217
Phillips Edison & Co., Inc.	38,720	1,412,893
		2,545,759
Semiconductors & Semiconductor Equipment–1.81%
†ACM Research, Inc. Class A	13,911	324,683
†Axcelis Technologies, Inc.	1,137	56,475
†Credo Technology Group Holding Ltd.	5,158	207,145
†FormFactor, Inc.	13,263	375,210
†MaxLinear, Inc.	5,590	60,707
NVE Corp.	4,487	286,001
†Penguin Solutions, Inc.	14,050	244,049
†Rambus, Inc.	23,609	1,222,356
†Semtech Corp.	4,855	167,012
†Ultra Clean Holdings, Inc.	18,070	386,879
		3,330,517
Software–5.44%
A10 Networks, Inc.	4,898	80,033
†Agilysys, Inc.	3,070	222,698
†Appian Corp. Class A	8,740	251,800
†Aurora Innovation, Inc.	78,280	526,433
†BlackLine, Inc.	6,017	291,343
†Box, Inc. Class A	23,748	732,863
†Braze, Inc. Class A	6,540	235,963
†Cleanspark, Inc.	5,488	36,879
†Clearwater Analytics Holdings, Inc. Class A	30,200	809,360
†Commvault Systems, Inc.	2,973	469,021
†Consensus Cloud Solutions, Inc.	16,642	384,097
†Domo, Inc. Class B	995	7,721
LVIP JPMorgan Small Cap Core Fund–7

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Freshworks, Inc. Class A	40,483	$571,215
†Hut 8 Corp.	5,257	61,086
InterDigital, Inc.	4,625	956,219
†LiveRamp Holdings, Inc.	11,580	302,701
Logility Supply Chain Solutions, Inc. Class A	37,074	528,675
†MARA Holdings, Inc.	42,719	491,269
†N-able, Inc.	17,295	122,622
†ON24, Inc.	79,485	413,322
†Onestream, Inc.	2,306	49,210
†Ooma, Inc.	24,393	319,304
†Porch Group, Inc.	18,708	136,381
†Qualys, Inc.	3,754	472,741
Sapiens International Corp. NV	9,035	244,758
†SPS Commerce, Inc.	1,217	161,533
†Tenable Holdings, Inc.	13,163	460,442
†Xperi, Inc.	61,327	473,445
†Zeta Global Holdings Corp. Class A	14,471	196,227
		10,009,361
Specialized REITs–0.66%
PotlatchDeltic Corp.	26,965	1,216,661
		1,216,661
Specialty Retail–1.75%
†Abercrombie & Fitch Co. Class A	2,701	206,275
Academy Sports & Outdoors, Inc.	11,483	523,740
American Eagle Outfitters, Inc.	14,316	166,352
Arko Corp.	19,643	77,590
†Asbury Automotive Group, Inc.	1,216	268,541
†Boot Barn Holdings, Inc.	3,902	419,192
Buckle, Inc.	7,699	295,026
†Citi Trends, Inc.	5,699	126,147
†Foot Locker, Inc.	21,940	309,354
Group 1 Automotive, Inc.	776	296,393
Shoe Carnival, Inc.	5,466	120,197
Sonic Automotive, Inc. Class A	4,029	229,492
†Victoria's Secret & Co.	10,306	191,486
		3,229,785
Technology Hardware, Storage & Peripherals–0.15%
†IonQ, Inc.	12,828	283,114
		283,114
Textiles, Apparel & Luxury Goods–0.34%
†Crocs, Inc.	1,109	117,776
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†G-III Apparel Group Ltd.	6,126	$167,546
Wolverine World Wide, Inc.	24,991	347,625
		632,947
Trading Companies & Distributors–3.16%
Applied Industrial Technologies, Inc.	4,245	956,568
†Beacon Roofing Supply, Inc.	4,995	617,882
†BlueLinx Holdings, Inc.	1,457	109,246
Boise Cascade Co.	3,996	391,968
†DNOW, Inc.	44,765	764,586
†DXP Enterprises, Inc.	1,377	113,272
FTAI Aviation Ltd.	5,301	588,570
Herc Holdings, Inc.	4,585	615,628
†Hudson Technologies, Inc.	2,090	12,895
McGrath RentCorp	1,591	177,237
†MRC Global, Inc.	23,185	266,164
Rush Enterprises, Inc. Class A	14,944	798,159
WESCO International, Inc.	2,631	408,594
		5,820,769
Water Utilities–0.33%
American States Water Co.	2,092	164,598
Consolidated Water Co. Ltd.	17,783	435,506
		600,104
Wireless Telecommunication Services–0.19%
†Gogo, Inc.	13,962	120,352
Spok Holdings, Inc.	7,798	128,199
Telephone & Data Systems, Inc.	2,789	108,046
		356,597
Total Common Stock (Cost $172,156,352)		178,872,894
RIGHTS–0.00%
†=Aduro Biotech, Inc.	20,960	7,965
Total Rights (Cost $0)		7,965

MONEY MARKET FUND–2.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	4,139,334	4,139,334
Total Money Market Fund (Cost $4,139,334)		4,139,334

LVIP JPMorgan Small Cap Core Fund–8

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.43% (Cost $176,295,686)	$183,020,193
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	1,049,362
NET ASSETS APPLICABLE TO 9,494,702 SHARES OUTSTANDING–100.00%	$184,069,555

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
45	E-mini Russell 2000 Index	$4,560,975	$4,622,236	6/20/25	$—	$(61,261)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP JPMorgan Small Cap Core Fund–9